Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CLP ($) customer	Dec. 31, 2023 CLP ($) customer
Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial Assets	$ 130,141,014	$ 305,585,949
Trade and Other Receivables [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	2,858,599	2,978,205
Financial Assets	$ 1,464,072,101	$ 1,367,142,662
Trade and Other Receivables [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	310,723	200,969
Financial Assets	$ 1,103,650,896	$ 835,829,035
Trade and Other Receivables [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	3,169,322	3,179,174
Financial Assets	$ 2,567,722,997	$ 2,202,971,697
Trade and Other Receivables [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	1,429,625	1,616,667
Financial Assets	$ 1,268,012,570	$ 1,020,578,796
Trade and Other Receivables [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	157,411	38,745
Financial Assets	$ 1,097,047,144	$ 829,506,061
Trade and Other Receivables [Member] | Current Portfolio [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	1,587,036	1,655,412
Financial Assets	$ 2,365,059,714	$ 1,850,084,857
Trade and Other Receivables [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	35,866	35,707
Financial Assets	$ 27,343,307	$ 30,148,065
Trade and Other Receivables [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	4,343	1,025
Financial Assets	$ 972,042	$ 1,326,917
Trade and Other Receivables [Member] | 1-30 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	40,209	36,732
Financial Assets	$ 28,315,349	$ 31,474,982
Trade and Other Receivables [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	5,149	61,951
Financial Assets	$ 16,670,638	$ 47,632,946
Trade and Other Receivables [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	143	1,425
Financial Assets	$ 469,923	$ 725,244
Trade and Other Receivables [Member] | 31-60 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	5,292	63,376
Financial Assets	$ 17,140,561	$ 48,358,190
Trade and Other Receivables [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	3,335	71,704
Financial Assets	$ 14,708,566	$ 17,533,472
Trade and Other Receivables [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	206	1,729
Financial Assets	$ 377,946	$ 438,750
Trade and Other Receivables [Member] | 61 - 90 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	3,541	73,433
Financial Assets	$ 15,086,512	$ 17,972,222
Trade and Other Receivables [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	25,431	60,511
Financial Assets	$ 12,292,204	$ 16,206,301
Trade and Other Receivables [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	4,834	1,502
Financial Assets	$ 280,617	$ 337,521
Trade and Other Receivables [Member] | 91 - 120 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	30,265	62,013
Financial Assets	$ 12,572,821	$ 16,543,822
Trade and Other Receivables [Member] | 121 to 150 days | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	36,734	54,035
Financial Assets	$ 12,442,431	$ 11,244,718
Trade and Other Receivables [Member] | 121 to 150 days | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	7,463	1,246
Financial Assets	$ 207,816	$ 277,542
Trade and Other Receivables [Member] | 121 to 150 days | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	44,197	55,281
Financial Assets	$ 12,650,247	$ 11,522,260
Trade and Other Receivables [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	2,316	18,904
Financial Assets	$ 15,233,383	$ 27,552,420
Trade and Other Receivables [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	7	856
Financial Assets	$ 208,474	$ 255,749
Trade and Other Receivables [Member] | 151-180 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	2,323	19,760
Financial Assets	$ 15,441,857	$ 27,808,169
Trade and Other Receivables [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	32,394	18,982
Financial Assets	$ 7,624,305	$ 10,939,853
Trade and Other Receivables [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	6,326	953
Financial Assets	$ 196,787	$ 202,269
Trade and Other Receivables [Member] | 181-210 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	38,720	19,935
Financial Assets	$ 7,821,092	$ 11,142,122
Trade and Other Receivables [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	51,265	16,785
Financial Assets	$ 4,571,898	$ 28,291,389
Trade and Other Receivables [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	6,062	917
Financial Assets	$ 212,526	$ 281,543
Trade and Other Receivables [Member] | 211-250 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	57,327	17,702
Financial Assets	$ 4,784,424	$ 28,572,932
Trade and Other Receivables [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	1,236,484	1,022,959
Financial Assets	$ 85,172,799	$ 157,014,702
Trade and Other Receivables [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	123,928	152,571
Financial Assets	$ 3,677,621	$ 2,477,439
Trade and Other Receivables [Member] | More than 251 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of customers | customer	1,360,412	1,175,530
Financial Assets	$ 88,850,420	$ 159,492,141